UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 6/30/11 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2011

Shares		Value
COMMON STOCKS (74.2%)

	CONSUMER DISCRETIONARY (11.4%)
2,200	AutoZone, Inc. *	$648,670
3,000	Bed Bath & Beyond, Inc. *	175,110
2,000	BJ’s Restaurants, Inc. *	104,720
6,000	Brinker International, Inc.	146,760
1,000	Chipotle Mexican Grill, Inc. *	308,190
2,400	Coach, Inc.	153,432
3,600	CTC Media, Inc.	76,752
3,000	Darden Restaurants, Inc.	149,280
3,600	Deckers Outdoor Corp. *	317,304
2,000	Fossil, Inc. *	235,440
3,000	Genuine Parts Co.	163,200
4,000	Gildan Activewear, Inc.	140,680
6,000	Johnson Controls, Inc.	249,960
14,000	LKQ Corp. *	365,260
2,000	McDonald’s Corp.	168,640
5,400	Monro Muffler Brake, Inc.	201,366
4,000	O’Reilly Automotive, Inc. *	262,040
3,700	Penn National Gaming, Inc. *	149,258
6,000	Phillips-Van Heusen Corp.	392,820
1,500	Pool Corp.	44,715
1,200	Priceline.com, Inc. *	614,316
3,200	Signet Jewelers Ltd. *	149,792
4,000	Tim Hortons, Inc.	195,240
9,000	TJX Companies, Inc. (The)	472,770
5,000	TRW Automotive Holdings Corp. *	295,150
5,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	322,900
3,400	Warnaco Group, Inc. (The) *	177,650
1,000	Wynn Resorts Ltd.	143,540
9,400	Yum! Brands, Inc.	519,256
		7,344,211
	CONSUMER STAPLES (4.8%)
2,300	British American Tobacco PLC ADR	202,400
2,000	Bunge Ltd.	137,900
12,800	Church & Dwight Co., Inc.	518,912
3,400	Corn Products International, Inc.	187,952
15,450	Flowers Foods, Inc.	340,518
4,000	General Mills, Inc.	148,880
4,500	Green Mountain Coffee Roasters, Inc. *	401,670
3,000	Herbalife Ltd.	172,920
14,400	Hormel Foods Corp.	429,264
2,000	PepsiCo, Inc.	140,860
3,000	TreeHouse Foods, Inc. *	163,830
3,300	Whole Foods Market, Inc.	209,385
		3,054,491
	ENERGY (1.1%)
3,000	Concho Resources, Inc. *	275,550
5,400	FMC Technologies, Inc. *	241,866
5,000	World Fuel Services Corp.	179,650
		697,066
	FINANCIALS (6.1%)
4,000	Affiliated Managers Group, Inc. *	405,800
6,300	AFLAC, Inc.	294,084
11,700	Arch Capital Group Ltd. *	373,464
2,400	Bank of Montreal	152,520
5,500	Bank of Nova Scotia	330,935

Shares		Value
3,300	BlackRock, Inc.	$632,973
9,700	Eaton Vance Corp.	293,231
2,600	Franklin Resources, Inc.	341,354
2,000	M&T Bank Corp.	175,900
1,800	Portfolio Recovery Associates, Inc. *	152,622
2,000	ProAssurance Corp. *	140,000
3,000	Saul Centers, Inc.	118,110
3,000	Stifel Financial Corp. *	107,580
6,800	T. Rowe Price Group, Inc.	410,312
		3,928,885
	HEALTH CARE (11.6%)
14,000	Alexion Pharmaceuticals, Inc. *	658,420
2,800	Allergan, Inc.	233,100
6,200	Bio-Reference Laboratories, Inc. *	129,580
1,400	C.R. Bard, Inc.	153,804
6,000	Cerner Corp. *	366,660
6,000	Edwards Lifesciences Corp. *	523,080
4,000	Endo Pharmaceuticals Holdings, Inc. *	160,680
10,800	Express Scripts, Inc. *	582,984
4,600	Fresenius Medical Care AG & Co. KGaA ADR	343,620
5,700	Henry Schein, Inc. *	408,063
2,000	HMS Holdings Corp. *	153,740
7,000	IDEXX Laboratories, Inc. *	542,920
2,300	Illumina, Inc. *	172,845
8,000	MAKO Surgical Corp. *	237,840
1,000	Mettler-Toledo International, Inc. *	168,670
2,800	MWI Veterinary Supply, Inc. *	226,156
6,750	Neogen Corp. *	305,168
2,000	Novo Nordisk A/S ADR	250,560
700	Orthofix International N.V. *	29,729
7,000	Owens & Minor, Inc.	241,430
3,200	Pharmasset, Inc. *	359,040
3,600	SXC Health Solutions Corp. *	212,112
6,000	Teva Pharmaceutical Industries Ltd. ADR	289,320
2,300	Thermo Fisher Scientific, Inc. *	148,097
3,000	UnitedHealth Group, Inc.	154,740
5,400	Volcano Corp. *	174,366
2,000	WellPoint, Inc.	157,540
2,300	West Pharmaceutical Services, Inc.	100,648
		7,484,912
	INDUSTRIALS (17.5%)
4,000	Acacia Research - Acacia Technologies *	146,760
6,600	Acuity Brands, Inc.	368,148
1,400	Altra Holdings, Inc. *	33,586
11,250	AMETEK, Inc.	505,125
7,000	Bucyrus International, Inc.	641,620
3,000	C.H. Robinson Worldwide, Inc.	236,520
6,400	Canadian National Railway Co.	511,360
1,400	Carlisle Companies, Inc.	68,922
3,000	CIRCOR International, Inc.	128,490
3,300	CLARCOR, Inc.	156,024
5,400	Danaher Corp.	286,146
3,000	Donaldson Co., Inc.	182,040
3,000	Eaton Corp.	154,350
5,000	EnerSys *	172,100
5,300	Esterline Technologies Corp. *	404,920
3,500	Flowserve Corp.	384,615
4,000	IDEX Corp.	183,400

1

Value Line Asset Allocation Fund, Inc.

June 30, 2011

Shares		Value
3,000	IHS, Inc. Class A *	$250,260
4,800	II-VI, Inc. *	122,880
5,000	ITT Corp.	294,650
3,300	J.B. Hunt Transport Services, Inc.	155,397
11,400	Kansas City Southern *	676,362
4,400	Kirby Corp. *	249,348
3,500	L-3 Communications Holdings, Inc.	306,075
5,000	Lennox International, Inc.	215,350
6,200	Polypore International, Inc. *	420,608
1,000	Precision Castparts Corp.	164,650
15,000	Republic Services, Inc.	462,750
9,000	Rollins, Inc.	183,420
4,600	Roper Industries, Inc.	383,180
8,600	Stericycle, Inc. *	766,432
3,000	Toro Co. (The)	181,500
2,500	TransDigm Group, Inc. *	227,975
800	United Stationers, Inc.	28,344
5,000	United Technologies Corp.	442,550
3,200	W.W. Grainger, Inc.	491,680
15,750	Waste Connections, Inc.	499,747
5,600	Woodward Inc.	195,216
		11,282,500
	INFORMATION TECHNOLOGY (11.5%)
3,000	Accenture PLC Class A	181,260
5,000	Acme Packet, Inc. *	350,650
10,000	Amphenol Corp. Class A	539,900
15,000	ANSYS, Inc. *	820,050
600	Apple, Inc. *	201,402
5,400	Avago Technologies Ltd.	205,200
4,700	Cavium, Inc. *	204,873
4,000	Check Point Software Technologies Ltd. *	227,400
4,000	Cognizant Technology Solutions Corp. Class A *	293,360
3,000	Coherent, Inc. *	165,810
2,500	Equinix, Inc. *	252,550
1,400	FactSet Research Systems, Inc.	143,248
7,000	Fortinet, Inc. *	191,030
4,000	iGate Corp.	65,280
6,500	Informatica Corp. *	379,795
5,100	j2 Global Communications, Inc. *	143,973
5,000	Oracle Corp.	164,550
3,000	Rovi Corp. *	172,080
4,500	Salesforce.com, Inc. *	670,410
4,000	Solera Holdings, Inc.	236,640
3,700	Synchronoss Technologies, Inc. *	117,401
6,000	Taleo Corp. Class A *	222,180
5,000	Teradata Corp. *	301,000
9,000	TIBCO Software, Inc. *	261,180
3,000	Ultimate Software Group, Inc. (The) *	163,290
6,000	VeriFone Systems, Inc. *	266,100
2,100	VMware, Inc. Class A *	210,483
2,600	WebMD Health Corp. *	118,508
3,000	Wright Express Corp. *	156,210
		7,425,813
	MATERIALS (8.1%)
4,000	Air Products & Chemicals, Inc.	382,320
2,000	Albemarle Corp.	138,400
7,000	AptarGroup, Inc.	366,380
5,200	Balchem Corp.	227,656

Shares		Value

3,700	Ball Corp.	$142,302
7,000	Celanese Corp. Series A	373,170
1,000	CF Industries Holdings, Inc.	141,670
6,000	Crown Holdings, Inc. *	232,920
2,700	Cytec Industries, Inc.	154,413
1,200	Hawkins, Inc.	43,464
3,300	Kraton Performance Polymers, Inc. *	129,261
3,200	LSB Industries, Inc. *	137,344
3,400	Lubrizol Corp. (The)	456,518
2,000	NewMarket Corp.	341,420
5,400	Praxair, Inc.	585,306
6,000	Rockwood Holdings, Inc. *	331,740
3,100	Scotts Miracle-Gro Co. (The) Class A	159,061
8,400	Sigma-Aldrich Corp.	616,392
2,000	TPC Group, Inc. *	78,440
4,000	Valspar Corp. (The)	144,240
		5,182,417
	TELECOMMUNICATION SERVICES (0.7%)
12,000	SBA Communications Corp. Class A *	458,280
	UTILITIES (1.4%)
3,000	ITC Holdings Corp.	215,310
3,300	NSTAR	151,734
2,000	Oneok, Inc.	148,020
3,000	Questar Corp.	53,130
2,600	South Jersey Industries, Inc.	141,206
6,000	Wisconsin Energy Corp.	188,100
		897,500
	TOTAL COMMON STOCKS
	(Cost $29,012,738) (74.2%)	47,756,075

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.7%)

$500,000	Federal Farm Credit Bank, 1.50%, 12/8/14	499,050
507,905	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	526,291
664,621	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	704,231
298,970	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	322,237
891,163	Federal National Mortgage Association, 5.00%, 11/1/34	952,017
959,089	Federal National Mortgage Association, 4.50%, 10/25/39	1,018,060
845,859	Federal National Mortgage Association, 4.50%, 4/1/40	876,381
142,921	Federal National Mortgage Association, 4.50%, 7/1/40	148,078
990,521	Federal National Mortgage Association, 4.50%, 5/1/41	1,026,340
704,128	Government National Mortgage Association, 5.50%, 1/15/36	776,520
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,583,706) (10.7%)	6,849,205

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

CORPORATE BONDS & NOTES (11.4%)

	BASIC MATERIALS (3.1%)
$1,000,000	EI du Pont de Nemours & Co., 3.25%, 1/15/15	$1,047,857
1,000,000	PPG Industries, Inc., 1.90%, 1/15/16	973,721
		2,021,578
	COMMUNICATIONS (3.7%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,101,698
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,301,105
		2,402,803

	CONSUMER, NON-CYCLICAL (1.6%)
1,000,000	Abbott Laboratories, 4.13%, 5/27/20	1,019,076
	DIVERSIFIED (3.0%)
1,000,000	General Electric Capital Corp., 0.47%, 5/11/16 (1)	950,723
1,000,000	Goldman Sachs Group, Inc. (The), 0.70%, 3/22/16 (1)	943,041
		1,893,764

	TOTAL CORPORATE BONDS & NOTES
	(Cost $6,864,951) (11.4%)	7,337,221

U.S. TREASURY OBLIGATIONS (1.6%)

	U.S. TREASURY NOTES & BONDS (1.6%)
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,026,562

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $1,001,089) (1.6%)	1,026,562

	TOTAL INVESTMENT SECURITIES (97.9%)
	(Cost $43,462,484)	62,969,063

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)		1,371,875

NET ASSETS (2) (100%)		$64,340,938

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($64,340,938 ÷ 2,937,037 shares outstanding)		$21.91

*	Non-income producing.
(1)	Floating rate note. The interest rate shown reflects the rate as of June 30, 2011.
(2)
For federal income tax purposes, the aggregate cost was $43,462,484, aggregate gross unrealized appreciation was $19,679,607, aggregate gross unrealized depreciation was $173,028 and the net unrealized appreciation was $19,506,579.

ADR	American Depositary Receipt.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$47,756,075	$0	$0	$47,756,075
Corporate Bonds & Notes	0	7,337,221	0	7,337,221
U.S. Government Agency Obligations	0	6,849,205	0	6,849,205
U.S. Treasury Obligations	0	1,026,562	0	1,026,562
Total Investments in Securities	$47,756,075	$15,212,988	$0	$62,969,063

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended June 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended June 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.   Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 23, 2011